UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Semi-Annual Report	April 30, 2017

Investment Adviser:

NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017
(Unaudited)

The Funds will file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-NPF3 (6733); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%‡
	Shares	Value
CONSUMER DISCRETIONARY — 14.4%
1-800-Flowers.com, Cl A *	33,564	$360,813
American Axle & Manufacturing Holdings *	27,188	478,237
Callaway Golf	59,508	705,170
Citi Trends	14,443	271,384
Horizon Global *	35,828	504,816
Nautilus *	42,750	778,050
Universal Electronics *	5,054	350,242

		3,448,712

CONSUMER STAPLES — 1.3%
Farmer Brothers *	8,549	303,490

ENERGY — 5.7%
Matador Resources *	23,237	503,778
Smart Sand *	17,882	217,803
SRC Energy *	85,480	644,519

		1,366,100

FINANCIALS — 26.9%
AmTrust Financial Services	34,504	553,789
Bank of the Ozarks	13,276	630,212
BGC Partners, Cl A	30,101	342,550
BNC Bancorp	13,884	464,420
Carolina Financial	10,187	314,371
CenterState Banks	28,301	714,034
Franklin Financial Network *	17,575	712,666

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Hercules Capital	33,671	$522,574
Heritage Financial	19,242	507,989
HomeStreet *	16,267	422,942
National General Holdings	16,769	381,327
TriState Capital Holdings *	21,976	547,202
Veritex Holdings *	13,347	359,568

		6,473,644

HEALTH CARE — 12.4%
Aerie Pharmaceuticals *	7,677	338,172
Capital Senior Living *	42,651	595,834
GenMark Diagnostics *	40,180	515,108
Genocea Biosciences *	47,407	302,931
Halyard Health *	12,825	506,587
Supernus Pharmaceuticals *	22,228	724,633

		2,983,265

INDUSTRIALS — 12.1%
Aerojet Rocketdyne Holdings *	14,708	329,606
Kelly Services, Cl A	25,348	565,767
Kimball International, Cl B	6,106	108,504
Korn	9,277	300,575
Matthews International, Cl A	2,906	199,206
Park-Ohio Holdings	6,613	260,222
Swift Transportation, Cl A *	15,859	389,814
Team *	17,500	470,750
Viad	6,516	294,523

		2,918,967

INFORMATION TECHNOLOGY — 10.0%
Carbonite *	16,925	365,580
Cypress Semiconductor	35,398	495,926
Fabrinet *	15,997	554,616
NeoPhotonics *	62,758	487,002
TiVo	25,280	499,280

		2,402,404

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
MATERIALS — 4.9%
Ferro *	25,158	$450,832
Flotek Industries *	61,228	735,348

		1,186,180

REAL ESTATE — 6.3%
Kennedy-Wilson Holdings	17,041	347,636
MedEquities Realty Trust REIT	38,173	451,205
Uniti Group REIT	25,986	713,576

		1,512,417

TELECOMMUNICATION SERVICES — 1.7%
Boingo Wireless *	27,943	399,305

TOTAL COMMON STOCK (Cost $20,621,816)		22,994,484

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Value ETF (Cost $9,173)	100	11,860

RIGHTS — 0.0%
Synergetics - CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT TERM INVESTMENT — 1.1%
SEI Daily Income Trust Government Fund, Cl F, 0.580% (A) (Cost $266,324)	266,324	266,324

TOTAL INVESTMENTS— 96.9% (Cost $20,897,313)		$23,272,668

Percentages are based on Net Assets of $24,026,653.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts	designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%‡
	Shares	Value
CONSUMER DISCRETIONARY — 4.7%
Best Buy	9,693	$502,194
General Motors	17,751	614,895
Lear	2,255	321,698
Whirlpool	1,186	220,217
Wyndham Worldwide	4,549	433,565

		2,092,569

CONSUMER STAPLES — 8.4%
Archer-Daniels-Midland	12,597	576,313
Ingredion	2,085	258,165
Molson Coors Brewing, Cl B	3,180	304,930
Philip Morris International	2,554	283,085
Procter & Gamble	13,780	1,203,407
Tyson Foods, Cl A	6,889	442,687
Walgreens Boots Alliance	2,718	235,216
Wal-Mart Stores	5,723	430,255

		3,734,058

ENERGY — 11.7%
Chevron	8,447	901,295
Energen *	5,628	292,600
ExxonMobil	17,158	1,400,951
Helmerich & Payne	6,128	371,602
Marathon Oil	21,975	326,768
National Oilwell Varco	8,092	282,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Phillips 66	5,335	$424,452
Valero Energy	10,216	660,056
World Fuel Services	15,000	552,450

		5,213,151

FINANCIALS — 25.8%
AmTrust Financial Services	25,808	414,218
Bank of America	58,223	1,358,925
Bank of New York Mellon	9,934	467,494
Berkshire Hathaway, Cl B *	7,084	1,170,348
Citigroup	15,904	940,244
Comerica	8,061	569,913
Discover Financial Services	8,967	561,245
Goldman Sachs Group	3,799	850,216
JPMorgan Chase	19,986	1,738,782
Lincoln National	8,431	555,856
Morgan Stanley	18,283	792,934
Prudential Financial	6,718	719,027
State Street	5,124	429,904
Unum Group	10,202	472,659
Wells Fargo	8,278	445,687

		11,487,452

HEALTH CARE — 11.0%
Abbott Laboratories	7,669	334,675
Baxter International	12,981	722,782
Express Scripts Holding *	4,502	276,153
HCA Holdings *	4,288	361,092
Johnson & Johnson	9,504	1,173,459
Medtronic	4,339	360,528
Merck	10,301	642,061
Pfizer	19,686	667,749
Thermo Fisher Scientific	2,312	382,243

		4,920,742

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 9.8%
AGCO	8,132	$520,367
FedEx	1,632	309,590
General Electric	34,481	999,604
ManpowerGroup	3,617	365,245
Oshkosh	7,813	542,144
Owens Corning	5,429	330,355
Spirit AeroSystems Holdings, Cl A	6,634	379,199
Terex	13,301	465,269
Textron	10,071	469,913

		4,381,686

INFORMATION TECHNOLOGY — 10.3%
Applied Materials	17,522	711,568
Cisco Systems	24,877	847,559
DXC Technology *	7,132	537,325
Intel	13,963	504,763
International Business Machines	2,202	352,959
Micron Technology *	23,722	656,388
Take-Two Interactive Software *	5,781	363,336
Western Digital	6,704	597,125

		4,571,023

MATERIALS — 3.4%
Dow Chemical	7,876	494,613
Huntsman	20,392	505,110
Reliance Steel & Aluminum	6,645	523,759

		1,523,482

REAL ESTATE — 4.3%
Brixmor Property Group REIT	18,014	355,777
Host Hotels & Resorts, REIT	24,225	434,839
Piedmont Office Realty Trust, Cl A REIT	21,343	466,344
Prologis REIT	12,230	665,434

		1,922,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 3.4%
AT&T	28,521	$1,130,287
Verizon Communications	8,032	368,749

		1,499,036

UTILITIES — 5.9%
AES	35,779	404,660
Entergy	6,723	512,696
Exelon	18,302	633,798
FirstEnergy	17,788	532,573
Public Service Enterprise Group	12,440	547,982

		2,631,709

TOTAL COMMON STOCK (Cost $39,762,183)		43,977,302

EXCHANGE TRADED FUND — 0.0%
iShares Russell 1000 Value ETF (Cost $20,988)	202	23,173

SHORT TERM INVESTMENT — 1.1%
SEI Daily Income Trust Government Fund, Cl F, 0.580% (A) (Cost $503,150)	503,150	503,150

TOTAL INVESTMENTS— 99.8% (Cost $40,286,321)		$44,503,625

Percentages are based on Net Assets of $44,571,680.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Assets:
Investments, at Value (Cost $20,897,313 and $40,286,321, respectively)	$23,272,668	$44,503,625
Cash	—	9,993
Receivable for Capital Shares Sold	660,000	71,485
Receivable for Investment Securities Sold	619,353	—
Receivable due from Adviser	3,429	—
Dividends Receivable	494	47,016
Prepaid Expenses	8,636	9,578

Total Assets	24,564,580	44,641,697

Liabilities:
Payable for Investment Securities Purchased	501,184	—
Payable due to Administrator	10,274	10,274
Payable for Capital Shares Redeemed	1,789	14,812
Payable due to Shareholder Servicing Provider (Investor Shares) .	4,437	1,383
Chief Compliance Officer Fees Payable	703	1,483
Payable due to Adviser	—	1,218
Other Accrued Expenses	19,540	40,847

Total Liabilities	537,927	70,017

Net Assets	$24,026,653	$44,571,680

Net Assets Consist of:
Paid-in Capital	$20,662,215	$40,407,781
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(82,179)	130,026
Accumulated Net Realized Gain (Loss) on Investments	1,071,262	(183,431)
Net Unrealized Appreciation on Investments	2,375,355	4,217,304

	$24,026,653	$44,571,680

Institutional Shares:
Net Assets	$3,322,077	$18,591,916
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	298,594	1,548,809
Net Asset Value, Offering and Redemption Price Per Share*	$11.13	$12.00

Investor Shares:
Net Assets	$20,704,576	$25,979,764
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,871,888	2,169,970
Net Asset Value, Offering and Redemption Price Per Share*	$11.06	$11.97

*	Redemption price per share may vary depending on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Investment Income
Dividends	$92,790	$481,656

Total Investment Income	92,790	481,656

Expenses
Investment Advisory Fees	86,120	98,469
Administration Fees	61,930	61,930
Shareholder Servicing Fees (Investor Class Shares)	27,580	32,058
Trustees’ Fees	3,551	6,791
Chief Compliance Officer Fees	1,364	2,528
Transfer Agent Fees	30,469	32,361
Legal Fees	9,513	18,045
Audit Fees	8,881	15,901
Printing Fees	6,108	11,339
Registration Fees	5,011	5,913
Custodian Fees	2,480	2,480
Insurance and Other Expenses	3,819	6,862

Total Expenses	246,826	294,677

Less:
Waiver of Investment Advisory Fees	(85,186)	(72,540)

Net Expenses	161,640	222,137

Net Investment Income (Loss)	(68,850)	259,519

Net Realized Gain on Investments	1,317,263	142,503
Net Change in Unrealized Appreciation on Investments	776,064	3,585,732

Net Realized and Unrealized Gain on Investments	2,093,327	3,728,235

Net Increase in Net Assets Resulting from Operations	$2,024,477	$3,987,754

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations:
Net Investment Loss	$(68,850)	$(18,144)
Net Realized Gain (Loss) on Investments	1,317,263	(168,776)
Net Change in Unrealized Appreciation on Investments	776,064	1,208,220

Net Increase in Net Assets Resulting from Operations	2,024,477	1,021,300

Dividends and Distributions:
Net Realized Gains:
Institutional Shares	(1,022)	—
Investor Shares	(36,116)	—

Total Dividends and Distributions	(37,138)	—

Capital Share Transactions:(1)
Institutional Shares
Issued	2,660,000	400,000
Reinvestment of Distributions	1,022	—

Net Institutional Shares Transactions	2,661,022	400,000

Investor Shares
Issued	3,941,865	6,869,698
Reinvestment of Distributions	35,362	—
Redemption Fees (See Note 2)	1,854	754
Redeemed	(5,329,271)	(5,274,091)

Net Investor Shares Transactions	(1,350,190)	1,596,361

Net Increase in Net Assets from Share Transactions	1,310,832	1,996,361

Total Increase in Net Assets	3,298,171	3,017,661

Net Assets:
Beginning of Period	20,728,482	17,710,821

End of Period, (including accumulated net investment loss of $(82,179) and $(13,329), respectively)	$24,026,653	$20,728,482

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations:
Net Investment Income	$259,519	$404,952
Net Realized Gain (Loss) on Investments	142,503	(145,042)
Net Change in Unrealized Appreciation on Investments	3,585,732	357,686

Net Increase in Net Assets Resulting from Operations	3,987,754	617,596

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(210,612)	(7,535)
Investor Shares	(251,869)	(280,480)

Total Dividends and Distributions	(462,481)	(288,015)

Capital Share Transactions:(1)
Institutional Shares
Issued	1,492,815	17,935,893
Reinvestment of Distributions	210,611	7,535
Redeemed	(2,176,150)	(1,170,857)

Net Institutional Shares Transactions	(472,724)	16,772,571

Investor Shares
Issued	2,735,121	5,363,981
Reinvestment of Distributions	251,869	280,479
Redemption Fees (See Note 2)	—	72
Redeemed	(3,418,300)	(4,053,918)

Net Investor Shares Transactions	(431,310)	1,590,614

Net Increase/Decrease in Net Assets from Share Transactions	(904,034)	18,363,185

Total Increase in Net Assets	2,621,239	18,692,766

Net Assets:
Beginning of Period	41,950,441	23,257,675

End of Period, (including accumulated net investment income of $130,026 and $332,988, respectively)	$44,571,680	$41,950,441

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$10.14	$9.87	$9.67	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss) (1)	(0.07)	0.01	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.08	0.26	0.22	(0.31)

Total from Operations	1.01	0.27	0.20	(0.33)

Dividends and Distributions from:
Net Realized Gains	(0.02)	—	—	—

Total Dividends and Distributions	(0.02)	—	—	—

Net Asset Value, End of Year/Period	$11.13	$10.14	$9.87	$9.67

Total Return††	9.93%	2.74%	2.07%	(3.30)% †

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,322	$585	$104	$159
Ratio of Expenses to Average Net Assets	1.13%**	1.25%	1.25%^	1.25%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.94%**	2.07%	6.94%	134.86%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.21)%**	0.08%	(0.25)%	(0.28)%**
Portfolio Turnover Rate***	56%	115%	111%	46%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts	designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$10.10	$9.84	$9.67	$10.00

Income (Loss) from Operations:
Net Investment (Loss) (1)	(0.03)	(0.01)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.01	0.27	0.20	(0.30)

Total from Operations	0.98	0.26	0.17	(0.33)

Redemption Fees	— (2)	— (2)	—	—

Dividends and Distribution from:
Net Realized Gains	(0.02)	—	—	—

Total Dividends and Distributions	(0.02)	—	—	—

Net Asset Value, End of Year/Period	$11.06	$10.10	$9.84	$9.67

Total Return††	9.67%	2.64%	1.76%	(3.30)% †

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$20,705	$20,143	$17,607	$1,128
Ratio of Expenses to Average Net Assets	1.42%**	1.38%	1.27%^	1.50%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	2.16%**	2.27%	2.69%	37.45%**
Ratio of Net Investment Loss to Average Net Assets	(0.57)%**	(0.09)%	(0.34)%	(0.58)%**
Portfolio Turnover Rate***	56%	115%	111%	46%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Value is less than $0.01 per share.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts	designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$11.07	$11.01	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.08	0.15	0.14	0.06
Net Realized and Unrealized Gain	0.98	0.05	0.07	0.79

Total from Operations	1.06	0.20	0.21	0.85

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.14)	(0.04)	—
Net Realized Gains	—	—	(0.01)	—

Total Dividends and Distributions	(0.13)	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$12.00	$11.07	$11.01	$10.85

Total Return††	9.62%	1.81%	1.91%	8.50%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$18,592	$17,605	$608	$170
Ratio of Expenses to Average Net Assets	0.87%**	0.90%	0.90%^	0.90%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.20%**	1.33%	2.90%	125.38%**
Ratio of Net Investment Income to Average Net Assets	1.33%**	1.33%	1.27%	1.02%**
Portfolio Turnover Rate***	43%	126%	100%	39%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts	designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$11.03	$10.99	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.06	0.15	0.13	0.05
Net Realized and Unrealized Gain	0.99	0.03	0.06	0.80

Total from Operations	1.05	0.18	0.19	0.85

Redemption Fees	—	—(2)	—(2)	—

Dividends and Distributions from:
Net Investment Income	(0.11)	(0.14)	(0.04)	—
Net Realized Gains	—	—	(0.01)	—

Total Dividends and Distributions	(0.11)	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$11.97	$11.03	$10.99	$10.85

Total Return†	9.56%	1.62%	1.66%	8.50%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$25,980	$24,345	$22,650	$1,967
Ratio of Expenses to Average Net Assets	1.12%**	1.04%	0.92%^	1.15%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.45%**	1.73%	2.19%	33.16%**
Ratio of Net Investment Income to Average Net Assets	1.08%**	1.35%	1.20%	0.84%**
Portfolio Turnover Rate***	43%	126%	100%	39%

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.
(2)	Value is less than $0.01 per share.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts	designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2017, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

For the six months ended April 30, 2017, there have been no transfers between Level 1 and Level 2 and Level 3 assets and liabilities. During the six months ended April 30, 2017, there were no Level 3 securities.

During the six months ended April 30, 2017, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

including, but not limited to, examination by tax authorities (i.e., the open tax year ends since inception, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the fund for the benefit of the remaining shareholders. For the

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

six months ended April 30, 2017, the NorthPointe Small Cap Fund retained $1,854 in redemption fees for the Investor Shares. For the six months ended April 30, 2017, the NorthPointe Large Cap Fund did not retain redemption fees for the Investor Shares.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2017, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund paid $61,930 and $61,930, respectively, for these services. For the six months ended April 30, 2017, the Administrator did not recapture any previously waived fees from the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Shares, subject

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2017, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund incurred shareholder servicing fees of $27,580 and $32,058, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund.	0.75%
NorthPointe Large Cap Value Fund.	0.35%(1)

(1)	Prior to March 1, 2017, the management fee for the NorthPointe Large Cap Value Fund was 0.50%.

The Adviser has contractually agreed (effective March 25, 2014) to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2018. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 28, 2018.

	Institutional Shares	Investor Shares
NorthPointe Small Cap Value Fund.	1.00%(1)	1.25%(1)
NorthPointe Large Cap Value Fund.	0.80%(2)	1.05%(2)

(1)	Prior to March 1, 2017, the Expense Cap for the NorthPointe Small Cap Value Fund was 1.25% for the Institutional Shares and 1.50% for Investor Shares.

(2)	Prior to March 1, 2017, the Expense Cap for the NorthPointe Large Cap Value Fund was 0.90% for the Institutional Shares and 1.15% for Investor Shares.

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APRIL 30, 2017

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of April 30, 2017, fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $85,186, expiring in 2017 and $191,078, expiring in 2018 and $203,631, expiring in 2019 and $167,680, expiring in 2020. As of April 30, 2017, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $72,540, expiring in 2017 and $214,554, expiring in 2018 and $228,917, expiring in 2019 and $158,399, expiring in 2020.

6. Share Transactions:

NorthPointe Small Cap Value Fund	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Shares
Issued	240,788	47,177
Reinvested	89	—

Net Share Transactions	240,877	47,177

Investor Shares
Issued	355,324	746,206
Reinvested	3,157	—
Redeemed	(481,703)	(539,572)

Net Share Transactions	(123,222)	206,634

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

NorthPointe Large Cap Value Fund	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Shares
Issued	124,644	1,639,117
Reinvested	17,713	695
Redeemed	(184,295)	(104,269)

Net Share Transactions	(41,938)	1,535,543

Investor Shares
Issued	230,155	498,084
Reinvested	21,219	25,922
Redeemed	(287,687)	(378,302)

Net Share Transactions	(36,313)	145,704

7. Investment Transactions:

For the six months ended April 30, 2017, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund	$13,315,979	$12,705,720
NorthPointe Large Cap Value Fund	18,910,216	19,677,207

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes;

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the NorthPointe Large Cap Value Fund during the last two fiscal years were as follows:

Ordinary Income
2016	$288,015
2015	11,505

As of October 31, 2016, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Undistributed Ordinary Income	$–	$332,988
Undistributed Long Term Capital Gain	37,107	–
Capital Loss Carryforwards	–	(247,656)
Unrealized Appreciation/(Depreciation)	1,353,321	553,294
Late-Year Loss Deferral	(13,329)	–

Total Distributable Earnings	$1,377,099	$638,626

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss
NorthPointe Large Cap Value Fund	$176,263	$71,393

During the year ended October 31, 2016, the NorthPointe Small Cap Value Fund utilized $21,838 of capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Small Cap Value Fund	$20,897,313	$3,320,361	$(945,006)	$2,375,355
NorthPointe Large Cap Value Fund	40,286,321	5,108,803	(891,499)	4,217,304

9. Other:

At April 30, 2017, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows. These are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders. 81% of NorthPointe Small Cap Value Fund, Institutional Shares and 98% of NorthPointe Large Cap Value Fund, Institutional Shares outstanding were held by an affiliate of the Investment Adviser.

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares	2	96%
NorthPointe Small Cap Value Fund, Investor Shares	1	84%
NorthPointe Large Cap Value Fund, Institutional Shares	2	98%
NorthPointe Large Cap Value Fund, Investor Shares	3	99%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

“Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,099.30	1.13%	$5.87
Investor Shares	1,000.00	1,096.70	1.42	7.37

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.21	1.13%	$5.64
Investor Shares	1,000.00	1,017.76	1.42	7.09
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,096.20	0.87%	$4.50
Investor Shares	1,000.00	1,095.60	1.12	5.80

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.50	0.87%	$4.34
Investor Shares	1,000.00	1,019.26	1.12	5.59

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown)

NOTES

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

39400 Woodward Ave, Suite 190,

Bloomfield Hills, MI 48304

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

NPC-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017